ADOPTION OF NEW ACCOUNTING STANDARDS - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		4.06%
Right-of-use assets	$ 29,217	$ 31,800	$ 31,783
Plant and equipment	1,496,926		1,117,170
Lease liabilities	$ 15,316	25,447	22,224
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets		2,353
Net investment in sub-leases		809
Lease liabilities		$ 3,223
Leased assets
Disclosure of initial application of standards or interpretations [line items]
Plant and equipment			$ 29,400